SUBSEQUENT EVENTS (Details)		1 Months Ended	12 Months Ended
	Mar. 21, 2016 USD ($) item MW	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SUBSEQUENT EVENTS [Line Items]
Cash used for repurchase of debt			$ 54,376,600	$ 9,809,860
Subsequent event [Member]
SUBSEQUENT EVENTS [Line Items]
Amount of roll-over in short-term loans		$ 87,700,000
New financings		$ 104,700,000
Subsequent event [Member] | ADSs [Member]
SUBSEQUENT EVENTS [Line Items]
Shares repurchased | shares		503,189
Value of shares repurchased		$ 700,000
Subsequent event [Member] | Bulgaria [Member]
SUBSEQUENT EVENTS [Line Items]
Number of power projects sold | item	2
Capacity of solar power projects sold | MW	9.7
Proceeds from sale of power projects	$ 5,400,000
Subsequent event [Member] | Convertible Senior Notes due 2018 [Member]
SUBSEQUENT EVENTS [Line Items]
Repurchase of debt		26,145,000
Cash used for repurchase of debt		$ 25,900,000